Finance Expenses (Tables)	9 Months Ended
Sep. 30, 2020
Finance Expenses
Schedule of Finance Expenses

Finance expenses consist of the following:

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2020	2019	2020	2019
	$	$	$	$
Interest expense	620	20	1,107	53
Rehabilitation provision - accretion	16	27	46	81
Post-retirement benefits - accretion	2	45	3	45
Loss (gain) on change in fair value of purchase warrant liabilities	-	(98)	-	254
Unrealized loss (gain) on currency hedges	(346)	77	673	26
Finance expenses, net	292	71	1,829	459